Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.	424,280	$302,159

Banks — 13.5%
Bank of the Philippine Islands	1,836,665	2,405,588
BDO Unibank Inc.	4,017,784	7,968,896
Metropolitan Bank & Trust Co.	3,665,424	2,548,853
Security Bank Corp.	460,610	743,418

		13,666,755

Chemicals — 0.4%
D&L Industries Inc.	4,366,500	392,485

Diversified Financial Services — 1.6%
Metro Pacific Investments Corp.	28,946,050	1,652,590

Electric Utilities — 2.5%
Manila Electric Co.	459,300	2,567,797

Food & Staples Retailing — 2.2%
Cosco Capital Inc.	3,669,300	350,113
Puregold Price Club Inc.	2,056,900	1,869,170

		2,219,283

Food Products — 4.4%
Universal Robina Corp.	1,729,448	4,475,656

Hotels, Restaurants & Leisure — 2.9%
Altus San Nicolas Corp.	137,095	14,067
Bloomberry Resorts Corp.	7,825,665	958,497
Jollibee Foods Corp.	895,641	1,923,275

		2,895,839

Independent Power and Renewable Electricity Producers — 2.7%
Aboitiz Power Corp.	2,992,435	1,643,415
First Gen Corp.	2,569,637	1,035,571

		2,678,986

Industrial Conglomerates — 27.8%
Aboitiz Equity Ventures Inc.	4,016,947	3,404,327
Alliance Global Group Inc.(a)	8,003,339	948,637
Ayala Corp.	573,698	8,471,736
DMCI Holdings Inc.	8,116,000	631,708
GT Capital Holdings Inc.	197,396	1,509,132
JG Summit Holdings Inc.	4,402,852	4,244,551
SM Investments Corp.	490,876	8,873,005

		28,083,096

Oil, Gas & Consumable Fuels — 1.0%
Petron Corp.	5,730,200	319,225
Pilipinas Shell Petroleum Corp.	641,200	216,858
Semirara Mining & Power Corp.	2,165,200	471,365

		1,007,448

Security	Shares	Value

Real Estate Management & Development — 26.1%
Ayala Land Inc.	16,495,850	$10,428,036
DoubleDragon Properties Corp.(a)	1,447,190	458,000
Filinvest Land Inc.	17,293,590	307,472
Megaworld Corp.	22,991,960	1,294,490
Robinsons Land Corp.	4,233,106	1,235,980
SM Prime Holdings Inc.	20,594,935	12,266,640
Vista Land & Lifescapes Inc.	6,468,100	415,277

		26,405,895

Specialty Retail — 1.2%
AllHome Corp., NVS	2,674,300	283,174
Wilcon Depot Inc.	2,923,700	877,918

		1,161,092

Transportation Infrastructure — 3.5%
International Container Terminal Services Inc.	2,038,203	3,531,221
MacroAsia Corp.(a)	260,664	21,164

		3,552,385

Water Utilities — 0.5%
Manila Water Co. Inc.	2,329,629	516,366

Wireless Telecommunication Services — 7.4%
Globe Telecom Inc.	67,855	3,075,057
PLDT Inc.	176,089	4,435,272

		7,510,329

Total Common Stocks — 98.0% (Cost: $159,104,023)		99,088,161

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)	90,000	90,000

Total Short-Term Investments — 0.1% (Cost: $90,000)		90,000

Total Investments in Securities — 98.1% (Cost: $159,194,023)		99,178,161

Other Assets, Less Liabilities — 1.9%		1,933,002

Net Assets — 100.0%		$101,111,163

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Philippines ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	135,000	(45,000)	90,000	$90,000	$1,259	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	40	06/19/20	$1,866	$37,701

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$99,074,094	$14,067	$—	$99,088,161
Money Market Funds	90,000	—	—	90,000

	$99,164,094	$14,067	$—	$99,178,161

Derivative financial instruments(a)
Assets
Futures Contracts	$37,701	$—	$—	$37,701

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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